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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02365

                       Prospect Street Income Shares Inc.
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 800
                                Dallas, TX 75240
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 800
                                Dallas, TX 75240
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 972-628-4100

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

                                                                                                      FUND'S VOTE FOR OR
                                                                                  WHO                  AGAINST PROPOSAL,    WHETHER
                                                                                PROPOSED    WHETHER   OR ABSTAIN; FOR OR   VOTE WAS
  ISSUER OF    EXCHANGE                                                          MATTER:   FUND CAST        WITHHOLD        FOR OR
  PORTFOLIO     TICKER               SHAREHOLDER                                ISSUER /    VOTE ON   REGARDING ELECTION    AGAINST
   SECURITY     SYMBOL     CUSIP#   MEETING DATE  SUMMARY OF MATTER VOTED ON  SHAREHOLDER    MATTER      OF DIRECTORS     MANAGEMENT
-------------  --------  ---------  ------------  --------------------------  -----------  ---------  ------------------  ----------
United           UAL     909279AG6  December 19,  1. Prepetition notes claim   1. Mgmt.      1. No            N/A             N/A
Airlines Inc.                           2005      vote

                                                  2. Releases                  2. Mgmt       2. No

United           UAL     909279AH4  December 19,  1. Prepetition notes claim   1. Mgmt.      1. No            N/A             N/A
Airlines Inc.                           2005      vote

                                                  2. Releases                  2. Mgmt       2. No

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Prospect Street Income Shares Inc.


By (Signature and Title)* /s/ James D. Dondero
                          ------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (Principal Executive Officer)

Date August 25, 2006

* Print the name and title of each signing officer under his or her signature.